ACQUISITION OF TSB - Net cash flow from acquisition (Details) - TSB £ in Millions	Apr. 30, 2026 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash, cash balances at central banks and other demand deposits on acquisition	£ 4,553
Adjustments for items not classified as cash and cash equivalents	(750)
Cash and cash equivalents acquired	3,803
Cash paid for ordinary shares	(2,863)
Cash paid for AT1 securities	(255)
Cash paid for debt securities	(962)
Net cash flow from acquisition of TSB	£ (277)